Property, plant and equipment, net (Tables)	12 Months Ended
Mar. 31, 2019
Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	Estimated	As of March 31,
	Useful Life	2018	2019	2019
	(in years)	(INR)	(INR)	(US$)
Plant and machinery (solar power plants)	25-35	47,978,808	70,027,952	1,012,550
Leasehold improvements — solar power plant	25	3,192,794	4,392,401	63,511
Furniture and fixtures	5	8,648	10,721	155
Vehicles	5	46,815	69,982	1,012
Office equipment	5	18,789	20,145	291
Computers	3	51,238	66,628	963
Leasehold improvements — office	1-3	109,940	117,079	1,693
		51,407,032	74,704,908	1,080,175
Less: Accumulated depreciation		4,346,546	6,460,467	93,413
		47,060,485	68,244,441	986,762
Freehold land		2,176,920	2,482,519	35,895
Construction in progress		7,343,295	12,717,569	183,886
Total		56,580,700	83,444,529	1,206,543